Note 2 - Inventory (Tables)	9 Months Ended
Sep. 30, 2021
Notes Tables
Schedule of Inventory, Current [Table Text Block]
	September 30, 2021	December 31, 2020
Finished goods	$855	$1,142
Raw materials	628	714
	$1,483	$1,856